Promissory Notes Payable and Convertible Debentures (Details Narrative)									1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 21, 2023 USD ($)	Jun. 17, 2022 USD ($)	Mar. 03, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jan. 07, 2022 USD ($)	Dec. 20, 2021 USD ($)	Sep. 22, 2021 USD ($)	Sep. 22, 2021 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 06, 2022 USD ($)	Apr. 15, 2022 USD ($)	Jan. 28, 2022 $ / shares
Short-Term Debt [Line Items]
Promissory notes payable										$ 1,500,000			$ 1,500,000	$ 2,500,000
Interest expense										1,324,629	$ 735,237		3,382,559	102,740
Interest payable current										156,343			384,041	102,740
Project finance package convertible debenture						$ 50,000,000
Convertible debt		$ 66,000,000
Subsequently increased debt						6,000,000
Project financing fee						51,000,000
Gain on extinguishment										(250,086)				(56,146)
Periodic payment on maturity date										10,000
Debenture fair value other comprehensive income										1,689,701			1,140,537
Interest expense, debt													$ 16,466
Debt amount available under stream										$ 37,000,000
Funding stream description										If the Company draws the maximum funding of $37,000,000, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price. The Company may buy back 50% of the Stream Amount at a 1.40x multiple of the Stream Amount between the second and third anniversary of the date of funding, and at a 1.65x multiple of the Stream Amount between the third and fourth anniversary of the date of funding. As of March 31, 2023, the Stream had not been advanced			If the Company draws the maximum funding of $37,000,000, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price. The Company may buy back 50% of the Stream Amount at a 1.40x multiple of the Stream Amount between the second and third anniversary of the date of funding, and at a 1.65x multiple of the Stream Amount between the third and fourth anniversary of the date of funding. As of December 31, 2022, the Stream had not been advanced.
Interest Expense, Other													$ 72,304
Loss on debt settlement										$ 250,086				56,146
Minimum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream										27,000,000			27,000,000
Maximum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream										37,000,000			37,000,000
Other Comprehensive Income (Loss) [Member]
Short-Term Debt [Line Items]
Debenture fair value other comprehensive income										807,012			253,875
Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest expense										676,849			2,092,065
Interest payable current													691,890
Convertible Debt [Member]
Short-Term Debt [Line Items]
Loan amount		$ 15,000,000		$ 6,000,000
Maturity date, description				maturity date would be amended from July 7, 2023 to March 31, 2025
Increase in debt				$ 5,000,000
Interest rate		10.50%		7.50%
Debt instrument convertible conversion price | $ / shares																	$ 0.30
Gain on convertible debt													179,046
Convertible Debt [Member] | 3 Quartely Payments Beginning June 30, 2024 [Member]
Short-Term Debt [Line Items]
Periodic payment on maturity date		$ 2,000,000
Convertible Debt [Member] | Maturity Date [Member]
Short-Term Debt [Line Items]
Periodic payment on maturity date		9,000,000
Bridge Loan [Member]
Short-Term Debt [Line Items]
Loan amount															$ 5,000,000
Increase in quantity delivered															5.00%
Bridge Loan [Member] | Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest payable current										131,250			53,985
Interest expense, debt										$ 178,383			70,404
Multi-metal Stream [Member]
Short-Term Debt [Line Items]
Convertible debt						37,000,000
Non Convertible Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
NotesPayable							$ 2,500,000	$ 2,500,000	$ 500,000			$ 500,000				$ 500,000
Interest rate							15.00%	15.00%		15.00%
Maturity date							Jun. 15, 2023	Mar. 15, 2022
Purchased a land parcel			$ 202,000
Promissory notes payable									1,500,000	$ 1,500,000		1,500,000
Interest expense										55,479	$ 92,466		281,301	$ 102,740
Loan amount													1,000,000
Periodic payment on maturity date	$ 18,000
Financing costs										$ 439,521			384,041
Non Convertible Promissory Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible debt	120,000
Non Convertible Promissory Notes Payable [Member] | Another Party [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 120,000
RCD Note [Member]
Short-Term Debt [Line Items]
Interest rate					9.00%
Convertible debt						8,000,000			$ 8,000,000			8,000,000
Loan amount					$ 8,000,000
Royalty percentage					1.85%
Maturity date, description									maturity date from July 7, 2023 to March 31, 2025
Convertible Debenture [Member]
Short-Term Debt [Line Items]
Convertible debt						5,000,000
Convertible Debenture One [Member]
Short-Term Debt [Line Items]
Convertible debt		15,000,000
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Gain on extinguishment													607,261
Loss on debt settlement													$ (607,261)
Series 2 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Indebtedness of debt		15,000,000										$ 15,000,000
CD1 [Member]
Short-Term Debt [Line Items]
Convertible debt						5,000,000
Increase in debt						$ 6,000,000
Debt instrument convertible conversion price | $ / shares										$ 0.219
CD Two Note [Member]
Short-Term Debt [Line Items]
Convertible debt		$ 15,000,000